FRANKLIN FLOATING RATE MASTER TRUST
Franklin Floating Rate Master Series
Financial Highlights


                                               YEAR ENDED JULY 31,
                                        ----------------------------------------
                                            2002         2001         2000 a
                                        ----------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the
year)
Net asset value, beginning of year          $9.88       $10.05       $10.00
                                        ----------------------------------------

Income from investment operations:
  Net investment income                       .545         .861         .288
  Net realized and unrealized gains (losses) (.300)       (.173)        .050
                                        ----------------------------------------
Total from investment operations              .245         .688         .338
                                        ----------------------------------------

Less distributions from net investment       (.545)       (.861)       (.288)
                                        ----------------------------------------
income

Net asset value, end of year                $9.58        $9.88       $10.05
                                        ========================================

Total return b                               2.52%        7.13%        3.42%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's)           $265,940     $218,545      $37,370
Ratios to average net assets:
  Expenses                                    .60%         .62%        1.00% c
  Expenses excluding waiver and payments by   .98%        1.01%        2.27% c
affiliate
  Net investment income                      5.55%        8.34%        8.62% c
Portfolio turnover rate                     77.29%       37.87%       11.10%



a  For the period March 24, 2000 (effective date) to July 31, 2000.
b  Total return is not annualized for periods less than one year.
c  Annualized



          See notes to financial statements.















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        FRANKLIN FLOATING RATE MASTER TRUST
        Franklin Floating Rate Master Series
        Statement of Investments, July 31, 2002

                                                                                                           SHARES           VALUE
___________________________________________________________________________________________________________________________________
a       Common Stocks .2%
        Engineering & Construction .2%
        Washington Group International Inc. .......................................................         27,054    $    486,972
                                                                                                                      -------------
        Wireless Communications
        Arch Wireless Inc. ........................................................................          6,872           3,642
        Total Common Stocks (Cost $710,234) .......................................................                  --------------
                                                                                                                           490,614
                                                                                                          PRINCIPAL
                                                                                                            AMOUNT
        Bonds                                                                                             ---------
        Wireless Communications
        Arch Wireless Inc., senior secured note, 10.00%, 5/15/07 ..................................   $     89,000          60,075
        Arch Wireless Inc., senior sub. note, PIK, 12.00%, 5/15/09 ................................         47,000           7,285
                                                                                                                     --------------
        Total Bonds (Cost $253,163) ...............................................................                         67,360
                                                                                                                     --------------

b       Senior Floating Rate Interests 86.5%
        Advertising/Marketing Services 1.3%
        Adams Outdoor Advertising Inc., Term Loan B, 5.36%, 12/26/07 ..............................      1,990,000       2,000,364
        Lamar Media Corp., Term Loan C, 4.38%, 2/01/07 ............................................      1,500,000       1,509,188
                                                                                                                      -------------
                                                                                                                         3,509,552
                                                                                                                      -------------
        Aerospace & Defense 1.1%
        Hexcel Corp., Term Loan B, 6.125-6.188%, 9/14/05 ..........................................        966,274         955,000
        Veridian Corp., Term Loan, 5.09%, 6/05/08 .................................................      1,000,000       1,006,667
        Vought Aircraft Industries, Term Loan X, 5.07%, 12/01/06 ..................................        860,000         862,688
                                                                                                                      -------------
                                                                                                                         2,824,355
        Agriculture Commodities/Milling .4%
        Scotts Co., Term Loan B, 4.625-4.813%, 12/31/07 ...........................................        995,192       1,001,288
                                                                                                                      -------------

        Apparel/Footwear 1.1%
        Levi Strauss & Co., Term Loan B, 5.15%, 8/29/03 ...........................................        992,658         997,414
        The William Carter Company, Term Loan B, 5.36-5.70%, 8/16/08 ..............................      1,985,000       2,009,813
                                                                                                                      -------------
                                                                                                                         3,007,227
                                                                                                                      -------------
        Auto Parts: O.E.M. 1.6%
        Aftermarket Technology Corp.,
         Term Loan B-1, 4.85-4.91%, 2/08/08 .......................................................        210,000         210,551
         Term Loan B-2, 4.85-4.95%, 2/08/08 .......................................................        288,750         289,508
        Dayco Products LLC, Term Loan B, 5.088-5.45%, 5/31/07                                              543,627         544,374
        Metaldyne Corporation, Term Loan D, 4.625%, 12/31/09 ......................................      1,500,000       1,500,626
        Tenneco Automotive Inc.,
         Term Loan B, 5.92%, 11/04/07                                                                      941,443         881,033
         Term Loan C, 6.17%, 5/04/08 ..............................................................        941,443         881,033
                                                                                                                      -------------
                                                                                                                         4,307,125
                                                                                                                      -------------
        Automotive Aftermarket .4%
        CSK Auto Corp., Term Loan B, 5.37%, 12/21/04 ..............................................      1,000,000       1,005,417
                                                                                                                      -------------

        Beverages: Alcoholic .4%
        Southern Wine & Spirits of America, Inc., Term Loan B, 4.34%, 6/21/08                            1,000,000       1,005,313
                                                                                                                      -------------

        Broadcasting 2.3%
        Benedek Broadcasting Corp., Term Loan B, 7.00%, 11/20/07 ..................................      2,792,393       2,777,733
        Cumulus Media Inc., Term Loan B, 4.813%, 3/28/10 ..........................................        500,000         503,625
        Emmis Operating Co., Term Loan B, 4.375%, 8/31/09 .........................................      1,000,000       1,004,531
        Radio One Inc., Term Loan A, 3.15%, 6/30/07 ...............................................      2,000,000       1,967,500
                                                                                                                       ------------
                                                                                                                         6,253,389
                                                                                                                       ------------
        Building Products .9%
        Magnatrax Corp., Term Loan B, 6.40%, 11/15/05                                                      461,655         400,870
        Masonite International Corp., Term Loan C, 4.818%, 8/31/08 ................................      1,000,000       1,001,250
        Tapco International Inc.,
         Term Loan B, 4.86-4.87%, 7/23/07 .........................................................        489,899         491,124
         Term Loan C, 5.11-5.12%, 7/23/08 .........................................................        489,899         491,124
                                                                                                                       ------------
                                                                                                                         2,384,368
                                                                                                                       ------------
        Cable/Satellite Television 8.8%
        Century Cable (Adelphia),
         Discretionary Term Loan, 6.75%, 12/31/09 .................................................      1,000,000         689,091
         Term Loan, 6.75%, 6/30/09 ................................................................      3,000,000       2,073,750
        Charter Communications CCVIII, Term Loan B, 4.61%, 2/14/08 ................................      2,985,000       2,611,875
        Charter Communications Operating LLC, Term Loan B, 4.61%, 9/18/08 .........................      2,992,500       2,598,986
        Hughes Electronics, Term Loan B, 5.38%, 12/05/02 ..........................................      2,000,000       1,999,062
        Insight Midwest Holdings, Term Loan B, 5.063%, 12/31/09 ...................................      2,000,000       1,917,778
        MCC Iowa (Broadband), Term Loan B, 4.34%, 9/30/10 .........................................      3,000,000       2,907,000
        Olympus Cable Holdings, Term Loan B, 6.75%, 9/30/10 .......................................      2,000,000       1,637,142
        Panamsat Corp., Term Loan B, 5.32%, 12/31/08 ..............................................      2,000,000       1,999,688
        Pegasus Media & Communications, Term Loan B, 5.375%, 4/30/05 ..............................        492,500         450,638
        UPC Distribution Holdings BV, Term Loan B, 5.839%, 3/31/09 ................................      2,000,000       1,523,750
        Videotron Itee, Term Loan B, 4.64-4.648%, 12/01/09 ........................................      2,949,532       2,934,784
                                                                                                                       ------------
                                                                                                                        23,343,544
                                                                                                                       ------------
        Casinos/Gaming 3.6%
        Alliance Gaming Corp., Term Loan, 5.36%, 12/31/06 .........................................      1,995,000       2,011,624
        Ameristar Casinos Inc.,
         Term Loan B, 4.875%, 12/31/06 ............................................................        634,146         638,348
         Term Loan C, 4.875%, 12/20/07 ............................................................        543,554         546,951
        Argosy Gaming Co., Term Loan B, 4.61%, 7/31/08 ............................................        487,500         489,328
        Greektown Casinos LLC.,  Term Loan B, 5.813-5.938%, 11/16/04 ..............................      1,841,861       1,855,675
        Isle of Capri, Term Loan B, 4.325-4.396%, 3/26/08 .........................................        997,500       1,003,289
        Marina District Finance Company Inc., Term Loan B, 5.86%, 12/31/07 ........................      1,000,000         992,500
        Scientific Games, Term Loan B, 6.063-6.188%, 9/30/07 ......................................        982,500         987,720
        Venetian Casino Resorts LLC/Las Vegas Sands Inn, Term Loan B, 4.84%, 6/15/08 ..............      1,000,000       1,011,667
                                                                                                                       ------------
                                                                                                                         9,537,102
                                                                                                                       ------------
        Cellular Telephone 1.0%
        Alamosa Holdings, Term Loan, 5.938%, 2/15/08 ..............................................      1,689,189       1,520,270
        Dobson Operating Co., Term Loan B, 5.13%, 1/31/07 .........................................        250,619         223,051
        TSI Telecommunication Holding Inc., Term Loan, 6.59%, 12/31/06 ............................      1,000,000         965,625
                                                                                                                       ------------
                                                                                                                         2,708,946
                                                                                                                       ------------
        Chemicals - Major Diversified .8%
        Messer Griesheim Industries,
         Term Loan B, 4.784%, 4/28/10                                                                      701,626         707,327
         Term Loan C, 5.07-5.284%, 4/28/10 ........................................................      1,298,374       1,308,923
                                                                                                                       ------------
                                                                                                                         2,016,250
                                                                                                                       ------------
        Chemicals: Specialty 2.6%
        Ineos Group Ltd., Term Loan C, 5.879%, 6/30/09 ............................................      1,922,990       1,917,380
        Noveon Inc., Term Loam B, 5.375-5.438%, 9/30/08 ...........................................      2,970,000       2,982,729
        OM Group Inc., Term Loan C, 4.355%, 4/01/07 ...............................................      1,000,000       1,002,500
        RK Polymers LLC, Term Loan B, 6.375%, 3/07/09                                                      959,437         965,433
                                                                                                                       ------------
                                                                                                                         6,868,042
                                                                                                                       ------------
        Coal .8%
        Arch Western Resources LLC, Term Loan B, 4.82-4.86%, 4/18/08 ..............................      2,000,000       2,011,876
                                                                                                                       ------------

        Consumer Services .4%
        Sotheby's Holdings Inc., Term Loan B, 4.84-4.87%, 8/11/02 .................................      1,000,000         993,750
                                                                                                                       ------------

        Consumer Sundries .7%
        Church & Dwight Co., Revolver, 4.35%, 5/27/09                                                      800,000         806,786
        Playtex Products Inc., Term Loan C, 4.089-4.11%, 5/31/09 ..................................      1,000,000       1,002,500
                                                                                                                       ------------
                                                                                                                         1,809,286
        Containers/Packaging 4.7%                                                                                      ------------
d       Berry Plastics, Term Loan, 6.50%, 7/22/10                                                        1,000,000       1,006,458
        Crown Cork & Seal Co. Inc., Term Loan, 6.32%, 8/04/02                                              468,000         466,830
        Graham Packaging Co., Term Loan D, 4.688-4.875%, 1/31/07 ..................................      1,726,966       1,721,260
        Greif Brothers Corp., Term Loan B, 5.171%, 3/01/08 ........................................      1,053,502       1,057,735
        Impress Metal Packaging, Term Loan G, 5.165%, 12/31/06 ....................................      1,945,763       1,936,035
        Owens-Illinois Group Inc., Term Loan, 3.84%, 3/31/04 ......................................      3,000,000       2,985,000
        Printpack Inc., Term Loan B, 4.625%, 4/01/08 ..............................................        498,750         503,114
        Stone Container Corp.,
         Term Loan B, 4.375%, 7/25/09                                                                    1,458,333       1,458,182
d        Term Loan C, 4.375%, 7/25/09                                                                      541,667         541,610
        US Can Corp., Term Loan B, 6.11%, 10/03/08 ................................................        990,278         940,764
                                                                                                                       ------------
                                                                                                                        12,616,988
                                                                                                                       ------------
        Discount Stores .3%
        Kmart Corp., DIP, 1.839%, 7/07/04 .........................................................        750,000         754,969

        Electronic Equipment/Instruments .4%
        Neptune Technology Group Inc., Term loan B, 5.42%, 11/01/08 ...............................        989,247         999,139

        Electronics/Appliances .4%
        Alliance Laundry Systems LLC, Term Loan, 6.75%, 7/31/09 ...................................      1,000,000       1,000,000

        Engineering & Construction .7%
        Washington Group International Inc., Synthetic Term Loan, 1.743%, 7/23/04 .................      2,000,000       1,900,000

        Environmental Services 1.9%
        Allied Waste Industries Inc.,
         Term Loan B, 4.625-4.688%, 7/21/06 .......................................................      2,143,375       2,027,963
         Term Loan C, 4.875-4.938%, 7/21/07 .......................................................      2,571,981       2,433,490
        Mactec Inc., Term Loan, 6.129-7.50%, 2/22/08 ..............................................        495,602         475,778
                                                                                                                      -------------
                                                                                                                         4,937,231
                                                                                                                      -------------
        Food Distributors .8%
        Roundys Inc., Term Loan, 4.39-4.55%, 6/06/09 ..............................................      1,000,000       1,000,313
        Winn-Dixie Stores, Term Loan B, 4.625%, 3/31/07 ...........................................      1,087,500       1,094,127
                                                                                                                      -------------
                                                                                                                         2,094,440
                                                                                                                      -------------
        Food: Major Diversified 2.9%
        Agrilink Foods Inc.,
         Term Loan B, 5.82%, 9/30/04 ..............................................................      1,475,057       1,473,950
         Term Loan C, 6.07%, 9/30/05 ..............................................................      1,512,234       1,511,099
        Aurora Foods Inc., Term Loan A, 5.589-6.129%, 6/30/05                                            2,228,571       2,064,214
        International Multifoods, Term Loan B, 4.84-4.91%, 2/28/08 ................................      1,990,000       1,998,350
        Merisant Corp., Term Loan B, 5.11%, 3/17/07 ...............................................        645,989         651,339
                                                                                                                      -------------
                                                                                                                         7,698,952
                                                                                                                      -------------
        Food: Meat/Fish/Dairy 1.1%
        American Seafoods, Term Loan B, 5.11-7.00%, 4/15/09 .......................................        993,750       1,002,031
        Suiza Foods Corp., Term Loan B, 4.11%, 12/21/08 ...........................................      1,995,000       2,005,530
                                                                                                                      -------------
                                                                                                                         3,007,561
                                                                                                                      -------------
        Food: Retail .8%
        Buffets Inc., Term Loan B, 5.355-5.414%, 6/28/09 ..........................................      2,000,000       2,008,750
                                                                                                                      -------------

        Food: Specialty/Candy .4%
        Meow Mix, Term Loan, 4.76%, 2/08/07 .......................................................        997,500       1,004,981
                                                                                                                      -------------

        Hospital/Nursing Management 4.7%
        Genesis Health Ventures Inc.,
         Delayed Draw Term, 5.36-5.40%, 3/30/07 ...................................................        759,773         761,198
         Term Loan B, 5.36%, 3/30/07 ..............................................................      1,879,712       1,889,110
         Floating Rate Note, 6.86%, 4/02/07 .......................................................      2,000,000       1,990,000
        IASIS Healthcare Corp., Term Loan B, 6.42%, 9/30/06 .......................................      4,933,287       4,942,976
        Triad Hospitals Inc., Term Loan B, 4.84%, 9/30/08 .........................................      2,975,455       3,003,349
                                                                                                                      ------------
                                                                                                                        12,586,633
                                                                                                                      ------------
        Hotel/Resorts 2.3%
        Extended Stay America Inc., Term Loan B, 4.82%, 7/01/07 ...................................      1,909,159       1,919,303
        Sunburst Hospitality Corp., Term Loan, 6.09%, 12/21/05 ....................................      1,179,581       1,178,107
        Wyndham International Inc.,
         IRL, 6.625%, 6/05/03                                                                            2,530,872       2,129,448
         Term Loan, 6.625%, 6/30/04 ...............................................................        973,596         819,173
                                                                                                                      ------------
                                                                                                                         6,046,031
        Industrial Machinery 1.1%
        Dresser Inc., Term Loan, 5.36%, 4/10/09 ...................................................      1,877,419       1,888,817
        Flowserve Corp., Term Loan C, 4.75-4.875%, 6/30/09 ........................................      1,000,000         996,625
                                                                                                                      ------------
                                                                                                                         2,885,442
        Industrial Specialties .6%
        SC Johnson Commercial Markets, Term Loan B, 5.396%, 11/03/09 ..............................      1,500,000       1,512,456
                                                                                                                      ------------

        Information Technology Services .7%
        The Relizon Co., Term Loan B, 6.16%, 12/31/07                                                    1,989,873       1,975,572
                                                                                                                      ------------

        Major Telecommunications .3%
        Time Warner Telecom Inc., Term Loan B, 5.90%, 12/15/07 ....................................      1,000,000         817,500

        Managed Health Care .2%
        Pacificare Health Systems Inc., Term Loan, 6.82%, 1/03/05 .................................        655,682         654,350

        Marine Shipping 1.0%
        American Commercial Lines,
         Term Loan B, 6.00%, 6/30/06 ..............................................................        427,812         404,894
         Term Loan C, 6.25%, 6/30/07 ..............................................................        503,380         476,413
        Great Lakes Transportation LLC, Term Loan Bessemer, 5.839-5.875%, 3/23/08 .................        861,295         856,989
d       Ingram Industries Inc. Term Loan B, 6.50% 7/02/08                                                1,000,000       1,000,625
                                                                                                                       -----------
                                                                                                                         2,738,921
                                                                                                                       -----------
        Media Conglomerates .7%
        Canwest Media Inc.,
         Term Loan B, 5.37%, 5/15/08 ..............................................................      1,212,492       1,217,039
         Term Loan C, 5.62%, 5/15/09 ..............................................................        757,508         760,348
                                                                                                                       -----------
                                                                                                                         1,977,387
        Medical/Nursing Services 3.5%
        Alliance Imaging Inc., Term Loan C, 4.313-4.688%, 11/02/08 ................................      2,812,635       2,818,494
        Davita Inc., Term Loan B, 4.821-5.16%, 3/31/09 ............................................        995,382         999,115
        Insight Health Services, Term Loan B, 5.355%, 10/17/08 ....................................      2,977,500       2,994,248
        Sunrise Medical, Term Loan B, 6.375%, 12/31/07 ............................................      1,500,000       1,505,625
        Team Health Inc., Term Loan B, 5.344%, 10/31/08 ...........................................      1,000,000       1,005,625
                                                                                                                        ----------
                                                                                                                         9,323,107
                                                                                                                        ----------
        Military/Government/Technical 1.1%
        DRS Technologies Inc., Term Loan, 4.85-5.16%, 9/28/08                                            1,985,000       1,999,888
        Titan Corp., Term Loan B, 4.83-4.89%, 2/23/06                                                    1,000,000       1,001,500
                                                                                                                        ----------
                                                                                                                         3,001,388
                                                                                                                        ----------
        Miscellaneous Manufacturing 1.3%
        Enersys Capital Inc., Term Loan B, 4.11-4.15%, 11/09/08 ...................................        985,006         989,931
        Mueller Group, Term Loan E, 4.59-4.61%, 5/31/08 ...........................................      1,500,000       1,504,875
        Trimas Corp., Term Loan B, 4.625%, 12/06/09 ...............................................      1,000,000       1,002,813
                                                                                                                        ----------
                                                                                                                         3,497,619
                                                                                                                        ----------
        Movies/Entertainment 4.9%
f....   Blockbuster Inc. Revolver, 50%, 7/10/04                                                          1,000,000         967,000
        Carmike Cinemas Inc., Term Loan, 7.75%, 1/31/07 ...........................................      2,000,000       1,995,000
        CH Operating LLC,  Term Loan B, 6.313-6.375%, 6/21/07                                              793,103         789,138
        Charlotte Hornets NBA LP, Term Loan A, 5.125%, 6/30/04 ....................................      1,000,000       1,005,000
        Dreamworks Film Trust II, Term Loan B, 4.56%, 1/15/09                                              300,000         300,844
        Fitness Holdings Worldwide, Term Loan B, 6.563%, 11/02/06 .................................        419,830         396,739
        Hollywood Entertainment Corp., Term Loan B, 5.84%, 6/30/06 ................................        833,333         837,153
        Hoops LP (Memphis Grizzlies), Term Loan A, 5.25%, 6/12/06 .................................      1,000,000       1,002,500
        Loews Cineplex Entertainment Corp., Term Loan A, 5.75%, 2/28/08 ...........................      2,428,594       2,392,165
        Metro-Goldwyn-Mayer Inc.,
         Term Loan A, 4.60%, 6/30/07 ..............................................................      2,000,000       2,002,250
         Term Loan B, 4.85%, 6/30/08 ..............................................................      1,000,000       1,001,125
        Regal Cinemas Inc., Term Loan B, 5.375%, 12/31/07 .........................................        487,500         491,827
                                                                                                                        ----------
                                                                                                                        13,180,741
                                                                                                                        ----------
        Non-U.S. Utilities .5%
        AES EDC Funding II LLC, Term Loan, 4.695%, 10/06/03 .......................................      2,000,000       1,467,500
                                                                                                                        ----------

        Office Equipment/Supplies .3%
        Imagistics International Inc., Term Loan B, 5.344-5.406%, 11/09/07 ........................        825,426         823,363

        Oil Refining/Marketing .9%
        Pacific Energy Group LLC, Term Loan B, 7.00%, 7/26/09                                            1,000,000       1,001,875
        Tesoro Petroleum Corp., Term Loan B, 6.50%, 9/30/07 .......................................      1,493,356       1,470,178
                                                                                                                        ----------
                                                                                                                         2,472,053
                                                                                                                        ----------
        Other Consumer Services .6%
        Weight Watchers International Inc., Term Loan B, 4.36-4.374%, 12/21/07 ....................      1,492,500       1,503,694

        Other Transportation .4%
        Travelcenters of America Inc., Term Loan B, 5.09-7.00%, 11/14/08 ..........................        995,000       1,000,597
                                                                                                                        ----------

        Paper .3%
        Appleton Papers Inc., Term Loan C, 5.09-5.14%, 11/08/06 ...................................        747,287         752,191
                                                                                                                        ----------

        Pharmaceuticals: Generic .9%
        Alpharma Operating Corp., Term Loan, 5.11-5.37%, 10/05/08 .................................      2,487,064       2,452,866
                                                                                                                        ----------

        Printing/Forms .2%
        CSG Systems Inc., Term Loan B, 5.129%, 12/31/07 ...........................................        500,000         480,000
                                                                                                                        ----------

        Property-Casualty Insurance 1.5%
        White Mountain Insurance Group Inc., Term Loan B, 4.73%, 3/31/07 ..........................      3,950,000       3,963,165
                                                                                                                        ----------

        Publishing/Books/Magazines 2.4%
        Advanstar Communications, Term Loan B, 5.84%, 11/02/08 ....................................      1,782,857       1,745,417
        CBD Media LLC, Term Loan B, 5.141%, 12/31/08 ..............................................        500,000         503,828
        Primedia Inc., Term Loan B, 4.625%, 6/30/09 ...............................................      3,960,000       3,144,901
        Yellow Book USA, Term Loan C, 5.318%, 3/31/10                                                    1,000,000       1,004,125
                                                                                                                       -----------
                                                                                                                         6,398,271
                                                                                                                       -----------
        Railroads 1.5%
        DM&E Railroad, Term Loan, 6.50%, 6/30/08 ..................................................      1,000,000       1,002,500
        Helm Holding Corp., Term Loan B, 5.594-5.61%, 10/18/06 ....................................        849,639         771,048
        Kansas City Southern Industries, Inc., Term Loan B, 3.86-3.89%, 6/07/08 ...................        162,921         163,573
        Railamerica Transportation Corp., Term Loan B, 4.625%, 5/21/09 ............................      1,000,000       1,004,750
        Trinity Industries Inc., Term Loan, 4.875-4.969%, 6/07/07 .................................      1,000,000       1,007,656
                                                                                                                        -----------
                                                                                                                         3,949,527
                                                                                                                        -----------
        Real Estate Investment Trusts 2.5%
        AIMCO, Term Loan, 4.39%, 2/06/04 ..........................................................      2,946,729       2,931,996
        Corrections Corp. of America, Term Loan B, 5.34-5.41%, 3/31/08 ............................      1,995,000       2,011,958
        Newkirk Master LP, Term Loan, 8.50%, 1/30/05 ..............................................      1,592,000       1,607,920
                                                                                                                        -----------
                                                                                                                         6,551,874
                                                                                                                        -----------
        Rental/Leasing Companies .5%
        Ashtead Group, Term Loan B, 4.853-4.915%, 6/30/07 .........................................        873,959         845,555
        Rent-Way Inc., Term Loan B, 7.86%, 9/30/06 ................................................        452,164         440,860
                                                                                                                        ----------
                                                                                                                         1,286,415
                                                                                                                        ----------
        Semiconductors .2%
        ON Semiconductor Corp., Term Loan D, 5.875%, 8/04/07 ......................................        669,495         625,978
                                                                                                                        ----------
        Services to the Health Industry 1.4%
        Accredo Health Inc., Term Loan B, 4.60%, 4/15/09 ..........................................        997,500       1,002,488
        Stewart Enterprises Inc., Term Loan B, 5.245-5.466%, 6/30/06 ..............................      2,010,938       2,024,763
        Unilab Corp., Term Loan B, 5.375%, 11/23/06 ...............................................        847,311         851,548
                                                                                                                        ----------
                                                                                                                         3,878,799
        Specialty Stores .4%
        Petco Animal Supplies Inc., Term Loan B, 5.34%, 10/02/08 ..................................        992,308         996,443
                                                                                                                        -----------

c       Specialty Telecommunications .1%
        360networks Inc., 8.25%, 12/15/07 .........................................................      1,000,000         208,500
        Global Crossing Holdings Ltd., Term Loan B, 8.75%, 8/15/06 ................................        497,274          80,186
                                                                                                                        -----------
                                                                                                                           288,686
                                                                                                                        -----------
        Steel .4%
        Steel Dynamics Inc., Term Loan B, 5.61-6.11%, 3/15/08                                            1,000,000       1,005,000
                                                                                                                        -----------

        Telecommunications Equipment .7%
        IPC Aquisition Corp., Term Loan, 6.36-6.749%, 12/31/06 ....................................      1,950,000       1,950,000

        Trucks/Construction/Farm Machinery .4%
        Manitowoc Co. Inc., Term Loan B, 4.744%, 5/09/07 ..........................................        990,000         995,672
                                                                                                                        -----------
        Utilities 5.0%
        AES New York Funding LLC, Term Loan, 6.875%, 2/28/05 ......................................      3,000,000       2,512,500
        Calpine Corp., Term Loan B, 5.688%, 3/08/04 ...............................................      2,500,000       2,356,250
        Michigan Electric Transmission Co. LLC, Term Loan, 4.355-4.414%, 5/01/07 ..................      1,000,000       1,003,750
        Mission Energy Holding,
         Term Loan A, 9.36%, 6/30/06 ..............................................................        779,221         444,156
         Term Loan B, 9.36%, 6/30/06 ..............................................................      2,220,779       1,265,844
d       Pacific Gas and Electric Co., term Loan, 6.50%, 11/29/02                                         3,000,000       2,857,500
        Pike Electric Inc., Term Loan, 5.375%, 4/17/10 ............................................        455,882         459,777
        Southern California Edison Co., Term Loan B, 5.063%, 3/01/05 ..............................      1,500,000       1,505,313
        Western Resources Inc., Term Loan, 4.844%, 6/05/05 ........................................      1,000,000         990,625
                                                                                                                        -----------
                                                                                                                        13,395,715
                                                                                                                        -----------
        Wholesale Distributors .4%
        Wilmar Industries Inc., Term Loan B, 5.90%, 9/29/07 .......................................        982,500         967,761
                                                                                                                        -----------
        Total Senior Floating Rate Interests (Cost $237,633,595) ..................................                    230,012,558
                                                                                                                       ------------
        Total Long Term Investments (Cost $238,596,992) ...........................................                    230,570,532
                                                                                                                       ------------

e       Repurchase Agreement 12.6%
        Joint Repurchase Agreement, 1.787%, 8/01/02, (Maturity Value $33,618,120)(Cost $33,616,451)     33,616,451      33,616,451
           ABN AMRO Inc. (Maturity Value $3,114,796)
           Banc of America Securities LLC (Maturity Value $3,114,796)
           Bear, Stearns & Co. Inc. (Maturity Value $3,114,796)
           BNP Paribas Securities Corp. (Maturity Value $3,114,796)
           Deutsche Bank Securities Inc. (Maturity Value $3,114,796)
           Dresdner Kleinwort Wasserstein Securities LLC (Maturity Value $3,114,796)
           Goldman, Sachs & Co. (Maturity Value $3,114,796)
           Greenwich Capital Markets Inc. (Maturity Value $3,114,796)
           Lehman Brothers Inc. (Maturity Value $2,470,160)
           Morgan Stanley & Co. Inc. (Maturity Value $3,114,796)
           UBS Warburg LLC (Maturity Value $3,114,796)
              Collateralized by U.S. Treasury Bills, Notes, and Bonds
        Total Investments (Cost $272,213,443) 99.3%                                                                    264,186,983
        Other Assets, less Liabilities .7% ........................................................                      1,753,121
                                                                                                                      ------------
        Net Assets 100.0% .........................................................................                   $265,940,104
                                                                                                                      ============




a       Non-income producing
b       Senior secured corporate loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread.  These base lending rates are generally the prime rate offered by a designated U.S. bank or the London
        InterBank Offered Rate (LIBOR).
c       See Note 7 regarding defaulted securities.
d       Sufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.
e       See Note 1(b) regarding joint repurchase agreement.
f       See Note 1 regarding unfunded commitments.

        See notes to financial statements.















    FRANKLIN FLOATING RATE MASTER TRUST
    FRANKLIN FLOATING RATE MASTER SERIES
    Financial Statements

    STATEMENT OF ASSETS AND LIABILITIES
    JULY 31, 2002

    Assets:
      Investments in securities:
        Cost
                                                              $   238,596,992
                                                              ------------------
      Value                                                       230,570,532
      Repurchase agreement (cost and value)                        33,616,451
      Cash                                                            667,057
      Receivables:
      Investment securities sold                                   11,407,805
      Interest                                                      1,264,361
      Other assets                                                      5,765
                                                               -----------------
      Total assets                                                 277,531,971
                                                               -----------------
    Liabilities:
      Payables:
      Investment securities purchased                                8,965,809
      Affiliates                                                       123,866
      Unfunded loan commitments (Note 1)                             1,000,000
      Capital shares redeemed                                          302,933
      Distributions to shareholders                                  1,170,783
      Other liabilities                                                 28,476
                                                               -----------------
      Total liabilities                                             11,591,867
                                                               -----------------
      Net assets, at value                                    $    265,940,104
                                                               -----------------
    Net assets consist of:
      Undistributed net investment income                     $         (4,408)
      Net unrealized depreciation                                   (8,026,460)
      Accumulated net realized loss                                 (2,757,057)
      Capital shares                                               276,728,029
                                                               -----------------
      Net assets, at value                                    $    265,940,104
                                                               =================
    Net asset value and maximum offering price per share      $           9.58
                                                               =================
    ($265,940,104 -:- 27,762,592 shares outstanding)
















FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2002

Investment income:
Interest                                               $        16,293,515
                                                       ----------------------
Expenses:
Management fees (Note 4)
                                                                 2,118,622
Administrative fees (Note 4)                                       387,517
Transfer agent fees (Note 4)
                                                                     6,284
Custodian fees
                                                                     2,607
Reports to shareholders                                                398
Professional fees
                                                                    33,420
Trustees' fees and expenses                                            402
Other
                                                                    57,531
                                                       -----------------------
Total expenses                                                   2,606,781
Expenses waived/paid by affiliate (Note 4)                      (1,015,296)
                                                       -----------------------
Net expenses                                                     1,591,485
                                                       -----------------------
Net investment income                                           14,702,030
                                                       -----------------------
Realized and unrealized losses:
Net realized loss from investments                              (2,585,685)
Net unrealized depreciation on investments                      (5,712,584)
                                                       -----------------------
Net realized and unrealized loss
                                                                (8,298,269)
                                                       -----------------------
Net increase in net assets resulting from              $         6,403,761
operations                                             =======================


          See notes to financial statements.












    FRANKLIN FLOATING RATE MASTER TRUST
    Franklin Floating Rate Master Series
    Financial Statements (continued)

    STATEMENTS OF CHANGES IN NET ASSETS
    FOR THE YEARS ENDED JULY 31, 2002 AND 2001



                                                      2002           2001
                                                ------------------------------
    Increase (decrease) in net assets:
    Operations:
    Net investment income                       $14,702,030     $ 10,404,485

    Net realized loss from investments           (2,585,685)        (156,505)
    Net unrealized depreciation on investments
                                                 (5,712,584)      (2,438,756)
                                                ------------------------------
    Net increase in net assets resulting from     6,403,761        7,809,224
    Distributions to shareholders from net
     investment income                          (14,724,890)     (10,404,485)
    Capital share transactions (Note 2)          55,716,667      183,769,704
                                                -------------------------------
    Net increase in net assets                   47,395,538      181,174,443
    Net assets:
    Beginning of year                           218,544,566       37,370,123
                                                -----------------------------
    End of year                                $265,940,104     $218,544,566
                                                ============================


    Undistributed net investment income
     included in net assets:
    End of year                                      (4,408)    $      -
                                                ===============================



                       See notes to financial statements